Schedule of Warrant Activity (Details) - Warrant [Member]	3 Months Ended				12 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, beginning balance | shares	162,129,064	162,129,064	111,412,712	111,412,712	111,412,712	111,412,712	95,777,806	95,777,806
Weighted average exercise price, beginning balance		$ 0.49		$ 0.54		$ 0.54		$ 0.54
Weighted average grant date, beginning balance	$ 0.17		$ 0.18		$ 0.18		$ 0.18
Number of warrants, Issued | shares					50,955,636	50,955,636	19,994,080	19,994,080
Weighted average exercise price, Issued						$ 0.37		$ 0.60
Weighted average grant date, Issued					$ 0.15		$ 0.19
Number of warrants, Expired | shares			(239,284)	(239,284)	(239,284)	(239,284)	(4,359,174)	(4,359,174)
Weighted average exercise price, Expired				$ 0.70		$ 0.70		$ 0.59
Weighted average grant date, Expired			$ 0.21		$ 0.21		$ 0.19
Number of warrants, ending balance | shares	151,712,397	151,712,397	111,173,428	111,173,428	162,129,064	162,129,064	111,412,712	111,412,712
Weighted average exercise price, ending balance		$ 0.50		$ 0.52		$ 0.49		$ 0.54
Weighted average grant date, ending balance	$ 0.17		$ 0.18		$ 0.17		$ 0.18
Number of warrants, Exercised | shares	(10,416,667)	(10,416,667)
Weighted average exercise price, Exercised		$ 0.11
Weighted average grant date, Exercised	$ 0.12